Provisions - Additional Information (Detail) - PEN (S/) S/ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Other provisions	S/ 10,150	S/ 12,246	S/ 16,677	S/ 19,074
COLOMBIA
Disclosure of other provisions [line items]
Other provisions	2,676		2,739
PERU
Disclosure of other provisions [line items]
Other provisions	1,558		1,392
MEXICO
Disclosure of other provisions [line items]
Other provisions	S/ 5,879		S/ 12,486